14. DEFERRED TAX ASSETS AND LIABILITIES, INCOME TAX AND MINIMUM NOTIONAL INCOME TAX (Details 4) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	$ 1,636	$ 1,629
Unrecognized deferred assets	0	(687)
Recognized tax loss-carryforwards	1,636	942
2017
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	0	167
2018
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	1	115
2019
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	1	153
2020
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	10	252
2021
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	684	942
2022
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Tax loss-carryforwards	$ 940	$ 0